Segment Data - Financial Information for Company's Segments (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2013
Segment Reporting Information [Line Items]
Workforce reduction charge	$ 36	$ 36
Antitrust and False Advertising Lawsuit [Member]
Segment Reporting Information [Line Items]
Name of plaintiff		Retractable Technologies, Inc. (“RTI”)
Medical [Member]
Segment Reporting Information [Line Items]
Workforce reduction charge		21
Charge associated with the decision to terminate a research and development program		6
Acquisition-related costs		4
Life Sciences [Member]
Segment Reporting Information [Line Items]
Charge from discontinuance		20
Workforce reduction charge		10
Charge resulted from termination		11
Charge due to adjustment to carrying amount of an asset held for sale		5
Acquisition-related costs		1
Corporate and All Other [Member]
Segment Reporting Information [Line Items]
Workforce reduction charge		5
Gain on sale of small equity ownership interest		8
Pretax charge relating to an unfavorable litigation verdict			341.0
Settlement amount			$ 22